SSS Agreements (Detail Textuals 2) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2016	Mar. 28, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Agreement [Line Items]
Amortized SSS Notes								$ 122,696
Accrued interest expense			$ 30,000	$ 29,507	$ 59,507	$ 59,507	$ 120,000	120,000
Revised Content Agreement | SSS | Convertible promissory note
Agreement [Line Items]
Principal amount of SSS notes		$ 17,718,000
SSS Note, interest rate		0.56%
Percentage of outstanding common stock owned		19.99%
SSS Note converted to common stock shares	9,208,860
Debt issuance costs		$ 131,000
Amortized SSS Notes								$ 123,000
Effective conversion price of the SSS Note		$ 1.91
Fair value of common stock per stock		$ 1.81
Unamortized issuance costs	$ 8,000
Accrued interest expense	$ 25,000